SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PRC statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible expenses:
Share-based compensation	3.70%	0.00%	1.30%
Others	1.10%	1.60%	0.10%
Tax rate differential	(0.90%)	(3.60%)	0.00%
Effect of PRC preferential tax rate	(11.10%)	(10.90%)	(10.50%)
Bonus deduction on research and development expenses	(1.50%)	(1.50%)	(1.50%)
Change in valuation allowance	(0.60%)	5.30%	1.30%
Repatriation tax	29.40%	0.00%	0.00%
Tax effect of equity method investment	(0.60%)	0.40%	(0.20%)
Excess tax benefits from stock option exercises	(0.70%)	0.00%	0.00%
Effective income tax rate	43.80%	16.30%	15.50%